Amortization Expense of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
2013	$ 796
2014	796
2015	796
2016	780
2017	526
Thereafter	225
Total	$ 3,919	$ 0